Personnel expenses	12 Months Ended
Dec. 31, 2018
Classes Of Employee Benefits Expense [Abstract]
Personal expenses
7.	Personnel expenses

	2018	2017	2016
	(in € millions, except employee data)
Wages and salaries	409	348	231
Social costs	90	136	38
Contributions to retirement plans	20	17	12
Share-based payments	88	65	53
Other employee benefits	60	48	39
	667	614	373
Average full-time employees	3,651	2,960	2,084

	2018	2017	2016
	(in € millions, except employee data)
Wages and salaries	409	348	231
Social costs	90	136	38
Contributions to retirement plans	20	17	12
Share-based payments	88	65	53
Other employee benefits	60	48	39
	667	614	373
Average full-time employees	3,651	2,960	2,084